ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE LIMITED TERM BOND PORTFOLIO
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS (1)	$ Par/Shares	Value
(Amounts in 000s)
CORPORATE BONDS AND NOTES 48.3%

Banking and Finance 15.0%
AIG Sunamerica Global Financing XII, 144A, 5.30%, 5/30/07	$550	550
Allstate Financial Global Funding, 144A, 5.25%, 2/1/07	500	500
Bank of America, 5.25%, 2/1/07	300	300
Bank of New York, 3.80%, 2/1/08	250	244
CIT Group
5.50%, 11/30/07	500	501
VR, 4.899%, 8/15/08	250	250
Citigroup, 4.125%, 2/22/10	400	383
Countrywide Home Loans, 4.125%, 9/15/09	350	335
Goldman Sachs Group, VR, 4.655%, 7/2/07	225	225
HBOS Treasury Services, 144A, 3.125%, 1/12/07	400	392
HBSC Bank, 7.625%, 6/15/06	700	703
Household Finance, 5.75%, 1/30/07	400	401
International Lease Finance, 3.75%, 8/1/07	500	490
Islandsbanki HF, 144A, VR, 4.76%, 10/15/08	600	600
iStar Financial, 4.875%, 1/15/09	300	295
Key Bank, 4.412%, 3/18/08	400	394
Landwirtschaftliche Rentenbank, 3.875%, 3/15/10	1,000	956
Marshall & Ilsley Bank
3.80%, 2/8/08	500	487
4.125%, 9/4/07	225	222
Merrill Lynch, VR, 4.58%, 3/2/09	400	400
Morgan Stanley Dean Witter, 6.10%, 4/15/06	300	300
Principal Life Income Funding, 5.20%, 11/15/10	130	129
Regions Bank, 2.90%, 12/15/06	470	462
SLM Corporation, VR, 4.54%, 4/1/09	750	726
St. Paul Travelers Companies, 5.75%, 3/15/07	350	351
Travelers Property Casualty, 3.75%, 3/15/08	265	256
U.S. Bank, 2.87%, 2/1/07	400	392
Vornado Realty, 4.50%, 8/15/09	250	242
Wells Fargo, 4.20%, 1/15/10	850	817
World Savings Bank, F.S.B., 4.125%, 12/15/09	650	624
		12,927
Consumer Products and Services 8.7%
Bunge Limited Finance, 4.375%, 12/15/08	450	437
Clorox, VR, 5.025%, 12/14/07	250	250
Comcast Cable Communications, 8.375%, 5/1/07	350	361
Dayton Hudson, 7.50%, 7/15/06	250	252
Genentech, 4.40%, 7/15/10	580	559
General Mills, 6.449%, 10/15/06	455	458
Harrahs Operating, 7.50%, 1/15/09	400	419
Home Depot, 3.75%, 9/15/09	235	224
IBM, 3.80%, 2/1/08	500	487
Johnson & Johnson, 6.625%, 9/1/09	850	889
Jones Apparel Group, 7.875%, 6/15/06	250	251
Kroger, 7.80%, 8/15/07	500	515
Medtronic, 4.375%, 9/15/10	440	422
Merck, 2.50%, 3/30/07	300	292
Oracle, 144A, 5.00%, 1/15/11	905	883
Safeway, 4.125%, 11/1/08	300	290
Viacom, 5.625%, 5/1/07	210	210
Wellpoint, 5.00%, 1/15/11	315	308
		7,507
Energy 1.9%
Amerada Hess, 7.375%, 10/1/09	400	424
Devon Energy, 2.75%, 8/1/06	400	397
Encana, 4.60%, 8/15/09	400	390
Pemex Project Funding Master Trust, 144A, VR
6.21%, 6/15/10	400	412
		1,623
Industrial 6.2%
Alcoa, 4.25%, 8/15/07	200	197
American Honda Finance, 144A, 2.875%, 4/3/06	400	400
Caterpillar Financial Services, 4.50%, 9/1/08	500	491
D.R. Horton, 4.875%, 1/15/10	220	212
DaimlerChrysler N.A. Holding, 4.75%, 1/15/08	300	296
Ford Motor Credit
6.50%, 1/25/07	250	248
VR, 5.88%, 3/21/07	150	148
GE Capital, 5.00%, 6/15/07	500	499
Hutchison Whampoa Finance, 144A, 6.95%, 8/1/07	500	510
John Deere Capital, 3.90%, 1/15/08	400	391
Nissan Motor Acceptance Corporation, 144A, 4.625%, 3/8/10	450	436
Pulte Homes, 4.875%, 7/15/09	220	214
Tyco International, 5.80%, 8/1/06	400	400
United Technologies, 4.375%, 5/1/10	900	870
		5,312
Media and Communications 4.4%
BellSouth, VR, 4.874%, 11/15/07	300	300
Cox Enterprises, 144A, 4.375%, 5/1/08	500	486
News America Holdings, 7.375%, 10/17/08	350	365
SBC Communications, VR, 4.951%, 11/14/08	305	305
Telecom Italia, 4.00%, 1/15/10	500	471
Telefonos de Mexico, 4.50%, 11/19/08	365	354
Telus, 7.50%, 6/1/07	400	409
Time Warner Entertainment, 7.25%, 9/1/08	350	363
Verizon Global Funding, 6.125%, 6/15/07	300	303
Verizon Wireless, 5.375%, 12/15/06	400	400
		3,756
Other 3.2%
Commonwealth of Australia, New South Wales Treasury Corporation,
8.00%, 3/1/08 (AUD)	540	404
European Investment Bank, 6.75%, 11/17/08 (NZD)	585	363
Providence of Ontario, 6.375%, 10/12/10 (NZD)	600	367
Inter-American Development Bank, 6.375%, 10/22/07	375	383
United Mexican States
8.00%, 12/28/06 (MXN)	5,613	518
8.00%, 12/24/08 (MXN)	8,130	746
		2,781
Transportation Services 0.4%
Union Pacific, 5.75%, 10/15/07	335	337
		337
Utilities 8.5%
Alabama Power, 3.50%, 11/15/07	750	730
Appalachian Power, VR, 5.29%, 6/29/07	240	241
CE Electric UK Funding, 144A, 6.995%, 12/30/07	330	334
Centerpoint Energy, 5.875%, 6/1/08	300	301
Dominion Resources, 4.125%, 2/15/08	300	293
Duke Capital, 4.302%, 5/18/06	400	400
Energy East, 5.75%, 11/15/06	470	471
Enterprise Products Operations, 4.00%, 10/15/07	250	244
FirstEnergy, 5.50%, 11/15/06	290	290
Kinder Morgan Finance, 5.35%, 1/5/11	400	394
Niagara Mohawk Power, 7.75%, 10/1/08	425	447
NiSource Finance, Series G, VR, 5.344%, 11/23/09	400	401
Panhandle Eastern Pipeline, 2.75%, 3/15/07	400	390
Pepco Holdings, 5.50%, 8/15/07	500	500
Pinnacle West Capital, 6.40%, 4/1/06	500	500
PSEG Power, 6.875%, 4/15/06	330	330
Public Service Electric & Gas, 6.25%, 1/1/07	75	75
Sempra Energy, VR, 5.24%, 5/21/08	450	450
Wisconsin Electric Power, 3.50%, 12/1/07	470	456
WPD Holdings, 144A, 6.875%, 12/15/07	120	122
		7,369
Total Corporate Bonds and Notes (Cost $42,338)		41,612
ASSET-BACKED SECURITIES 12.8%
Aesop Funding II, Series 2003-5A, Class A1, 144A
2.78%, 12/20/07	500	494
BankBoston Home Equity Loan Trust, Series 1998-2, Class A6
6.64%, 12/25/28	271	278
Bank One Auto Securitization Trust, Series 2003-1, Class A3
1.82%, 9/20/07	175	174
Capital Auto Receivables Asset Trust, Series 2006-1, Class B
5.26%, 10/15/10	175	174
Chase Funding Mortgage Loan
Series 2002-4, Class 2A1, VR, 5.188%, 10/25/32	102	103
Series 2003-3, Class 1A6, 3.717%, 10/25/14	300	280
Chase Manhattan Auto Owner Trust, Series 2003-A, Class A4
2.06%, 12/15/09	919	898
CNH Equipment Trust, Series 2003- B, Class A4B
3.38%, 2/15/11	800	782
Credit-Based Asset Services & Securitization
Series 2005-CB5, Class AF2, VR, 4.831%, 8/25/35	400	392
Series 2006-CB3, Class AV3, VR, 4.993%, 3/25/36	425	425
Harley-Davidson Motorcycle Trust
Series 2003-3, Class A2, 2.76%, 5/15/11	266	257
Series 2003-4, Class A2, 2.69%, 4/15/11	500	485
Hertz Vehicle Finance, Series 2004-1, Class A2, 144A
2.38%, 5/25/08	900	877
Honda Auto Receivables Owner Trust
Series 2003-5, Class A4, 2.96%, 4/20/09	500	486
Hyundai Auto Receivables Trust
Series 2003-A, Class A4, 3.02%, 10/15/10	775	754
Series 2006-A, Class A4, 5.26%, 11/15/12	200	200
John Deere Owner Trust, Series 2005-A, Class A4
4.16%, 5/15/12	150	146
M & I Auto Loan Trust, Series 2005-1, Class A4
4.914%, 3/21/11	440	437
Marriott Vacation Club Owner Trust
Series 2005-2, Class A, 144A, 5.25%, 10/20/27	327	323
MBNA Credit Card Master Note Trust, Series 2001, Class AA
5.75%, 10/15/08	725	726
Onyx Acceptance Grantor Trust, Series 2005-A, Class A4
3.91%, 9/15/11	300	292
PP&L Transition Bond Company, Series 1999-1, Class A8
7.15%, 6/25/09	325	337
Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO, VR, 3.60%, 4/25/33	116	110
Series 2004-RZ3, Class AI2, VR, 3.42%, 10/25/27	171	170
Residential Asset Securities, Series 2006-KS3, Class AI3, VR
4.992%, 4/25/36	250	250
USAA Auto Owner Trust, Series 2004-1, Class A4
2.67%, 10/15/10	1,000	974
WFS Financial Owner Trust, Series 2004-2, Class C
3.20%, 11/21/11	162	158
Total Asset-Backed Securities (Cost $11,130)		10,982

NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 8.1%

Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO, 3.878%, 9/11/36	353	336
Bank of America Mortgage Securities, CMO
Series 2003-L, Class 2A2, VR, 4.264%, 1/25/34	458	446
Series 2004-A, Class 2A2, VR, 4.117%, 2/25/34	259	253
Series 2004-H, Class 2A2, VR, 4.753%, 9/25/34	558	547
Bear Stearns Commercial Mortgage Securities, CMO
Series 1998-C1, Class A2, 6.44%, 6/16/30	300	306
Series 2005-PWR9, Class A1, 4.498%, 9/11/42	517	506
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 2A1, VR
4.70%, 8/27/35	600	585
Credit Suisse First Boston, Series 2005-C1, Class A2, CMO
4.609%, 2/15/38	900	875
DLJ Commercial Mortgage, Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	375	393
GE Capital Commercial Mortgage, Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	290	288
Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO, 3.835%, 6/10/36	555	542
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class A1, CMO, 4.613%, 10/15/42	139	136
LB-UBS Commercial Mortgage Trust, CMO
Series 2003-C8, Class A1, 3.636%, 11/15/27	433	418
Series 2006-C1, Class A1, 5.018%, 2/15/31	706	702
Morgan Stanley Dean Witter, Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	329	328
Washington Mutual Mortgage Securities
Series 2004-AR1, Class A, CMO, VR, 4.229%, 3/25/34	370	359
Total Non-U.S. Government Mortgage-Backed Securities (Cost $7,231)		7,020
U.S. GOVERNMENT & AGENCY
MORTGAGE-BACKED SECURITIES 15.5%

U.S. Government Agency Obligations 14.4%
Federal Home Loan Mortgage
5.00%, 10/1 - 11/1/18	1,775	1,732
6.00%, 11/1/11 - 12/1/19	551	558
ARM
5.055%, 11/1/35	139	137
5.428%, 1/1/36	73	72
CMO
4.00%, 1/15/22	500	491
4.50%, 2/15/13	321	319
5.00%, 1/15/19 - 1/15/28	2,300	2,250
6.50%, 8/15/23	163	164
CMO, IO
4.50%, 5/15/16 - 4/15/18	452	58
Federal National Mortgage Assn.
4.50%, 5/1/18 - 5/1/19	1,814	1,739
5.00%, 1/1/09 - 11/1/18	661	647
5.50%, 5/1/16 - 12/1/34	993	985
6.00%, 1/1/14	56	57
ARM
3.821%, 10/1/33	713	709
4.976%, 1/1/34	252	249
5.319%, 12/1/35	119	117
5.376%, 12/1/35	149	148
5.536%, 12/1/35	240	238
5.698%, 12/1/35	76	75
5.703%, 1/1/36	142	142
CMO
5.00%, 1/25/20	432	423
5.50%, 6/25/10 - 5/25/27	1,011	1,009
9.00%, 1/25/08	50	50
		12,369
U.S. Government Obligations 1.1%
Government National Mortgage Assn.
6.00%, 7/15/16	149	152
6.50%, 5/15/09	123	125
7.00%, 9/15/12 - 4/15/13	345	358
8.00%, 5/15/07	20	20
10.00%, 11/15/09 - 4/15/19	7	8
CMO, 3.878%, 12/16/19	301	292
		955
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $13,686)		13,324
U.S. GOVERNMENT & AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 10.7%

U.S. Government Agency Obligations 6.7%
Federal Farm Credit Bank, 1.875%, 1/16/07	2,000	1,951
Federal Home Loan Mortgage
2.75%, 3/15/08	450	430
3.55%, 11/15/07	2,000	1,952
4.875%, 3/15/07	570	569
Federal National Mortgage Assn., VR, 4.544%, 2/17/09	900	882
		5,784
U.S. Treasury Obligations 4.0%
U.S. Treasury Inflation-Indexed Notes
1.875%, 7/15/13	810	786
3.625%, 1/15/08	920	946
U.S. Treasury Notes
3.50%, 5/31/07	1,000	984
4.25%, 11/15/13	265	255
4.375%, 5/15/07	500	497
		3,468
Total U.S. Government & Agency Obligations
(excluding Mortgage-Backed) (Cost $9,393)		9,252

SHORT-TERM INVESTMENTS 3.7%

Money Market Funds 3.7%
T. Rowe Price Reserve Investment Fund, 4.71% #†	3,148	3,148
Total Short-Term Investments (Cost $3,148)		3,148

Total Investments in Securities
99.1% of Net Assets (Cost $86,926)		$85,338

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
±	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
†	Affiliated company – See Note 4.
144A	Security was purchased pursuant to Rule 144A under the Securities
Act of 1933 and may be resold in transactions exempt from
ARM	Adjustable Rate Mortgage
AUD	Australian dollar
CMO	Collateralized Mortgage Obligation
IO	Interest Only security for which the fund receives interest on notional principal (par)
MXN	Mexican peso
NZD	New Zealand dollar
VR	Variable Rate; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LIMITED TERM BOND PORTFOLIO
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited-Term Bond Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $86,926,000. Net unrealized loss aggregated $1,591,000 at period-end, of which $175,000 related to appreciated investments and $1,766,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $40,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $3,148,000 and $5,084,000, respectively.

T. ROWE PRICE PRIME RESERVE PORTFOLIO
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 1.0%
Americredit Automobile Receivable Trust
Series 2005-DA, Class A1, 4.344%, 12/6/06	47	47
Capital Auto Receivables Asset Trust, Series 2006-1, Class A1
4.642%, 2/15/07	62	62
CIT Equipment Collateral Trust, Series 2005-EF1, Class A1
3.852%, 9/20/06	14	14
GreatAmerica Leasing Receivable, Series 2005-1, Class A1, 144A
4.310%, 10/20/06	44	43
Household Automotive Trust, Series 2005-3, Class A1
4.286%, 11/17/06	35	35
M&I Auto Loan Trust, Series 2005-1, Class A1, 4.406%, 11/20/06	50	50
Total Asset-Backed Securities (Cost $251)		251
BANK NOTES 0.4%
Lasalle Bank, 4.10%, 7/31/06	100	100
Total Bank Notes (Cost $100)		100
BANKERS' ACCEPTANCES 1.0%
JPMorgan Chase Bank, 4.55%, 6/6/06	274	272
Total Bankers' Acceptances (Cost $272)		272
CERTIFICATES OF DEPOSIT - DOMESTIC * 15.0%
American Express Centurion Bank, 4.63%, 4/10/06	500	500
Bank of New York, 5.00%, 2/13/07	200	200
Compass Bank, VR, 4.74%, 6/14/06	100	100
DEPFA Bank, 4.64%, 5/2/06	500	500
Dexia Credit
4.02%, 7/21/06	100	100
4.565%, 4/3/06	500	500
First Tennessee Bank, 4.73%, 4/19/06	250	250
Manufacturers and Traders Trust, VR, 4.778%, 9/26/06	250	250
Mercantile Safe Deposit & Trust, 4.77%, 5/31/06	250	250
Royal Bank of Scotland, 5.005%, 2/13/07	100	100
Skandinaviska Enskilda Banken, 4.75%, 4/24/06	250	250
Wells Fargo Bank
4.025%, 7/25/06	100	100
4.77%, 5/9/06	300	300
5.005%, 2/13/07	250	250
Wilmington Trust, 4.49%, 4/5/06	250	250
Total Certificates of Deposit - Domestic * (Cost $3,900)		3,900
CERTIFICATES OF DEPOSIT - YANKEE ++ 22.3%
Abbey National Treasury Services, 4.783%, 5/10/06	500	500
Banco Bilbao Vizcaya, 4.55%, 4/3/06	500	500
Bank of Montreal (Chicago), 4.775%, 5/10/06	500	500
BNP Paribas, 4.30%, 4/17/06	100	100
Calyon (New York), 4.57%, 4/6/06	500	500
Credit Suisse First Boston, 4.00%, 7/18/06	300	300
Deutsche Bank, 4.22%, 8/15/06	600	600
Natexis Banques Populaires, VR, 4.78%, 5/10/06	500	500
Nordea Bank Finland, 4.925%, 6/30/06	250	250
Rabobank Nederland, 5.01%, 2/14/07	250	250
Royal Bank of Scotland, 4.66%, 7/13/06	500	500
Societe Generale, 4.79%, 5/10/06	500	500
Svenska Handelsbanken, 5.03%, 2/21/07	100	100
Swedbank, 4.07%, 7/28/06	100	100
Toronto-Dominion Bank
4.01%, 8/1/06	100	100
4.92%, 6/29/06	250	250
UBS Finance, 4.78%, 5/10/06	250	250
Total Certificates of Deposit - Yankee ++ (Cost $5,800)		5,800
COMMERCIAL PAPER 22.3%
Capital One Multi-Asset Executive Trust, 4.50%, 4/11/06	600	599
DaimlerChrysler Revolving Auto
4.66%, 4/10/06	250	250
4.80%, 5/19/06	175	174
Electricite de France, 4.34%, 4/12/06	760	759
FCAR Owner Trust, 4.82%, 6/16/06	250	247
GE Capital, 4.60%, 4/7/06	250	250
HBOS Treasury Services, 4.76%, 4/20/06	500	499
K2 (USA)
4.53%, 4/24/06	500	498
4.60%, 5/2/06	325	324
New Center Asset Trust
4.64%, 4/7/06	500	499
4.64%, 4/10/06	250	250

4.80%, 4/6/06	145	145
Rabobank USA Financial, 4.75%, 4/19/06	250	249
Swedbank
4.50%, 4/4/06	150	150
4.70%, 4/10/06	200	200
Yale University
4.59%, 4/4/06	500	500
4.62%, 5/2/06	200	199
Total Commercial Paper (Cost $5,792)		5,792
COMMERCIAL PAPER - 4(2) 24.7%
ASB Bank, 144A, 4.78%, 4/20/06	300	299
Citibank Credit Card Issuance
4.64%, 4/18/06	500	499
4.76%, 4/26/06	300	299
Danske
4.75%, 4/27/06	250	249
4.82%, 6/2/06	300	298
Eksportfinans, 144A, 4.75%, 4/4/06	1,000	1,000
Fairway Finance, 4.50%, 4/13/06	350	349
Falcon Asset Securitization, 4.73%, 4/19/06	500	499
Grampian Funding, 4.64%, 4/28/06	328	327
National Australia Delaware, 4.76%, 4/18/06	500	499
Northern Rock, 144A, 4.75%, 4/24/06	300	299
Park Avenue Receivables, 4.61%, 4/4/06	265	265
Preferred Receivables Funding
4.67%, 4/12/06	255	255
4.70%, 4/18/06	400	399
Ranger Funding, 4.77%, 4/18/06	400	399
Sigma Finance, 4.69%, 5/15/06	250	248
Southern Company, 4.75%, 5/9/06	250	249
Total Commercial Paper - 4(2) (Cost $6,432)		6,432
MEDIUM-TERM NOTES 8.5%
Bear Stearns, VR, 4.759%, 1/15/07	100	100
GE Capital, VR
4.791%, 4/5/07	100	100
4.853%, 4/17/07	100	100
Goldman Sachs Group, VR, 144A, 4.70%, 5/1/06	400	400
HSBC Finance, VR, 4.85%, 2/28/07	100	100
Irish Life & Permanent, VR, 144A, 4.794%, 4/20/07	300	300
K2 (USA), 144A, 5.00%, 2/6/07	100	100
Nationwide Building Society, VR, 144A, 4.70%, 1/5/07	500	500
SLM, VR, 4.793%, 4/25/06	500	500
Total Medium-Term Notes (Cost $2,200)		2,200
MUNICIPAL SECURITIES 4.8%
Colorado Housing Fin. Auth., Single Family
VRDN (Currently 4.92%)	590	590
Texas, Veterans Housing, VRDN (Currently 4.86%)	650	650
Total Municipal Securities (Cost $1,240)		1,240
U.S. GOVERNMENT AGENCY OBLIGATIONS 1.3%
Federal Home Loan Bank, VR, 4.25%, 4/25/06	250	250
Federal Home Loan Mortgage, 4.05%, 8/15/06	100	100
Total U.S. Government Agency Obligations (Cost $350)		350

Total Investments in Securities
101.3% of Net Assets (Cost $26,337)		$26,337

(1)	Denominated in U.S. dollars unless otherwise noted
*	Domestic certificates of deposit are issued by domestic branches of
U.S. banks
±	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
++	Yankee certificates of deposit are issued by U.S. branches of foreign banks
144A	Security was purchased pursuant to Rule 144A under the Securities
Act of 1933 and may be resold in transactions exempt from
registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $2,941 and represents
11.3% of net assets
4(2)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors” -- total value of such securities at period-end amounts to
$6,432 and represents 24.7% of net assets
VR	Variable Rate; rate shown is effective rate at period-end
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE PRIME RESERVE PORTFOLIO
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Prime Reserve Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $26,337,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006